CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION
Securities held-to-maturity, fair value (in dollars)	$ 332	$ 341
Loans, allowance (in dollars)	$ 988	$ 1,103
Preferred stock, Par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, Shares authorized	50,000,000	50,000,000
Preferred stock, Shares issued	0	0
Common stock, Par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, Shares authorized	100,000,000	100,000,000
Common stock, Shares issued	2,193,440	2,218,863